UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Deephaven, Inc.
Address: 14601 27th Ave.  N., Suite 102
         Plymouth, MN  55447

13F File Number:  028-14603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Donlan
Title:     Director of Operations
Phone:     952-345-5227

Signature, Place, and Date of Signing:

 /s/ Dan Donlan     Plymouth, MN     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $179,588 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARLINGTON ASSET INVT CORP      CL A NEW         041356205      337    15509 SH       SOLE                    15509        0        0
ARMOUR RESIDENTIAL REIT INC    *W EXP 11/07/201 042315119      633    89000 SH       SOLE                    89000        0        0
ATLATSA RES CORP               COM              049477102       55   335493 SH       SOLE                   335493        0        0
AWARE INC MASS                 COM              05453N100       78    12091 SH       SOLE                    12091        0        0
BAKER MICHAEL CORP             COM              057149106      475    18200 SH       SOLE                    18200        0        0
BP PLC                         SPONSORED ADR    055622104     4901   120900 SH       SOLE                   120900        0        0
CEREPLAST INC                  COM NEW          156732307       25    86346 SH       SOLE                    86346        0        0
CHIMERA INVT CORP              COM              16934Q109      472   200000 SH       SOLE                   200000        0        0
DENBURY RES INC                COM NEW          247916208      604    40000 SH       SOLE                    40000        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     1247    20000 SH       SOLE                    20000        0        0
EXCO RESOURCES INC             COM              269279402      114    15000 SH       SOLE                    15000        0        0
FACEBOOK INC                   CL A             30303M102      622    20000 SH       SOLE                    20000        0        0
FACEBOOK INC                   CL A             30303M102     1955    62900 SH  CALL SOLE                    62900        0        0
FUELCELL ENERGY INC            COM              35952H106      205   204455 SH       SOLE                   204455        0        0
HARVEST NATURAL RESOURCES IN   COM              41754V103      665    77814 SH       SOLE                    77814        0        0
HICKS ACQUISITION CO II INC    UNIT 99/99/9999  429090202     1045   100000 SH       SOLE                   100000        0        0
ITERIS INC                     COM              46564T107      366   268931 SH       SOLE                   268931        0        0
JPMORGAN CHASE & CO            COM              46625H100      357    10000 SH       SOLE                    10000        0        0
JPMORGAN CHASE & CO            COM              46625H100     1143    32000 SH  PUT  SOLE                    32000        0        0
KINDER MORGAN INC DEL          COM              49456B101      285     8850 SH       SOLE                     8850        0        0
KINDER MORGAN INC DEL          COM              49456B101      387    12000 SH  CALL SOLE                    12000        0        0
PACIFIC ETHANOL INC            COM NEW          69423U206      180   508016 SH       SOLE                   508016        0        0
RESOLUTE ENERGY CORP           *W EXP 09/25/201 76116A116     3338   348760 SH       SOLE                   348760        0        0
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119   103217  8558593 SH       SOLE                  8558593        0        0
SANOFI                         RIGHT 12/31/2020 80105N113       20    14100 SH       SOLE                    14100        0        0
SANOFI                         RIGHT 12/31/2020 80105N113       41    29100 SH  PUT  SOLE                    29100        0        0
TALBOTS INC                    *W EXP 04/09/201 874161110      418   165750 SH       SOLE                   165750        0        0
TRANS WORLD ENTMT CORP         COM              89336Q100       34    10985 SH       SOLE                    10985        0        0
TWO HBRS INVT CORP             *W EXP 11/07/201 90187B119    55618  5368581 SH       SOLE                  5368581        0        0
TWO HBRS INVT CORP             COM              90187B101       63     6120 SH       SOLE                     6120        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108      302     9500 SH  CALL SOLE                     9500        0        0
WEIGHT WATCHERS INTL INC NEW   COM              948626106      309     6000 SH       SOLE                     6000        0        0
WESTERN LIBERTY BANCORP        COM              961443108       77    26583 SH       SOLE                    26583        0        0